Derivative Instruments (Fair Value Of Futures And Forward Currency Contracts) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 5,322,063	$ 3,257,288
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,350,623	2,000,737
Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(224,818)	(296,772)
Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(126,282)	(276,114)
Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,796,511)	1,306,878
Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	44,850	(156,800)
Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,705,450	(522,700)
Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	64,547	203,904
Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,683,387	1,742,341
Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(28,560)	1,256,551
Fair Value Long Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	11,146,673	10,072,574
Fair Value Long Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	9,411,457	6,426,815
Fair Value Long Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	324,204	1,475,418
Fair Value Long Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	13,743
Fair Value Long Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	269,826	2,327,068
Fair Value Long Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	61,020
Fair Value Long Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,040,144	506,951
Fair Value Long Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	117,351	27,532
Fair Value Long Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	5,585,169	2,089,846
Fair Value Long Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,735,216	3,645,759
Fair Value Long Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(5,714,290)	(6,516,028)
Fair Value Long Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,643,643)	(2,717,057)
Fair Value Long Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(438,028)	(73,002)
Fair Value Long Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(702,230)	(996,610)
Fair Value Long Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,967,927)	(1,022,478)
Fair Value Long Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,820)	(149,420)
Fair Value Long Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(337,397)	(213,462)
Fair Value Long Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(165,259)	(1,420)
Fair Value Long Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(28,982)	(260,665)
Fair Value Long Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,070,647)	(3,798,971)
Fair Value Short Positions Gains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,965,717	5,290,303
Fair Value Short Positions Gains [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,208,634	1,315,825
Fair Value Short Positions Gains [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	116,564	11,630
Fair Value Short Positions Gains [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	572,390	720,496
Fair Value Short Positions Gains [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	75,706	2,288
Fair Value Short Positions Gains [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	8,290
Fair Value Short Positions Gains [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	150,605
Fair Value Short Positions Gains [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	138,379	581,411
Fair Value Short Positions Gains [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	146,700
Fair Value Short Positions Gains [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	757,083	3,974,478
Fair Value Short Positions Losses [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,076,037)	(5,589,561)
Fair Value Short Positions Losses [Member] | Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,625,825)	(3,024,846)
Fair Value Short Positions Losses [Member] | Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(227,558)	(1,710,818)
Fair Value Short Positions Losses [Member] | Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(10,185)
Fair Value Short Positions Losses [Member] | Interest Rates [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(174,116)
Fair Value Short Positions Losses [Member] | Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(20,640)	(7,380)
Fair Value Short Positions Losses [Member] | Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,147,902)	(816,189)
Fair Value Short Positions Losses [Member] | Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(25,924)	(403,619)
Fair Value Short Positions Losses [Member] | Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(19,500)	(86,840)
Fair Value Short Positions Losses [Member] | Forward Currency Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (450,212)	$ (2,564,715)